Schedule of other receivables (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Sales, goods and services taxes receivables		$ 144,563	$ 193,226
Employee advances and others		8,580	8,580
Receivables from a factoring company	[1]		169,465
Total other receivables		$ 153,143	$ 371,271

[1]	These receivables represent pledged accounts receivable received by the factoring company from the Company’s customers pending to be repaid to the Company with $25,816 for the six months ended June 30, 2025 and $143,761 for December 31, 2024 are pledged accounts receivable (see Note 3) associated with the secured borrowings – recourse factoring liabilities (see Note 8).